LEASE OBLIGATIONS - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE OBLIGATIONS
Beginning of year	$ 1,401	$ 273
Additions	2,300	1,769
Interest expense	87	32
Lease payments	(661)	(681)
Due to changes in exchange rates	46	8
End of period	3,173	1,401
Current	846	372
Non-current lease liabilities	2,327	1,029
Lease liabilities	$ 3,173	$ 1,401